Prepayments And Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Receivables from third party payment service providers, allowance for doubtful accounts	¥ 4,633	¥ 1,222	¥ 251	¥ 142
Receivables from Third Party Payment Service Providers
Receivables from third party payment service providers, allowance for doubtful accounts	¥ 0	¥ 0